UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-10401

Trust for Professional Managers

(Exact name of registrant as specified in charter)

615 East Michigan Street Milwaukee, WI	53202
(Address of principal executive offices)	(Zip code)

Rachel A. Spearo

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code (414) 765-5384

Date of fiscal year end: February 28, 2009

Date of reporting period: August 31, 2008

Item 1. Reports to Stockholders.

Semi-Annual Report

THE APPLETON

GROUP PLUS FUND

August 31, 2008

Investment Advisor

Appleton Group Wealth Management, LLC

100 West Lawrence Street

Appleton, WI 54911

Phone: 1-866-993-7767

www.appletongrouponline.com

Greetings from Appleton Group Wealth Management LLC, advisor to The Appleton Group PLUS Fund.

The ultra-volatile market environment experienced for much of the past year continues to reinforce the importance of a time-tested discipline for balancing investment risk with investment reward. The Appleton Group PLUS fund attempts to address this important task with a flexible and proactive asset allocation discipline. This discipline is designed to fulfill a critical portfolio diversification need: the ability to potentially profit from sustained market advances and to work to minimize market-related losses during sustained market declines. Used as 50% of a well-diversified portfolio, we believe our discipline can work to produce market-like returns during bull markets and can work to help preserve principal during bear markets.

Over the past six months, the global equities markets have suffered extreme losses, with many market indexes having entered bear market territory (losses of 20% or more). As of August 31, 2008 The Appleton Group PLUS Fund has returned -4.65% for the calendar year while the S&P 500 index declined by -11.39% and the Dow Jones U.S. Moderate Portfolio Index declined by -4.12%.

Performance as of 8/31/08

	Calendar YTD	1 Year	3 Year	Annualized Since Inception 5/2/05
The Appleton Group PLUS Fund	-4.65%	-8.95%	-0.76%	0.45%
S&P 500 Index	-11.39%	-11.14%	3.66%	5.00%
Dow Jones Moderate U.S. Portfolio Index	-4.12%	-3.53%	4.09%	5.82%

The gross expense ratio of the Fund is 2.13%. Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-993-7767.

But the overall markets could get a whole lot worse before working back to their new highs, with the prospect of a global recession looming and the real prospect of a continued decline in corporate profits. With this possibility in mind, it is our goal to continue to approach the management of the Fund in a disciplined, flexible and proactive way with the goal of producing meaningful returns over time with significantly less market-related risk compared to other investment strategies.

The Appleton Group PLUS Fund continues to attract new investors, as evidenced by our Fund’s asset growth. Since December 31, 2007 the asset base of the Fund has grown by over 75%, helping to further reduce overall fund expenses to all shareholders. As the fund continues to grow, we expect this could reduce expenses even further over time.

Our door is always open to you, our shareholders, and we invite you to feel free to contact us at any time to answer your questions, or to join us for a cup of coffee here in the heart of Appleton, Wisconsin.

Sincerely,

Mark C. Scheffler

Senior Portfolio Manager, Founder

Please refer to the following page for important disclosure information.

The opinions expressed above are those of Mark C. Scheffler, are subject to change and should not be considered investment advice.

Performance data quoted represents past performance; past performance does not guarantee future results.

Diversification does not assure a profit or protect against loss in a declining market.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market of all domestic common stocks. You cannot invest directly in an index.

The Dow Jones U.S. Moderate Portfolio Index is part of the Dow Jones Relative Risk Index series, which measures the performance of conservative, moderate and aggressive portfolios based on incremental levels of potential risk to all-stock portfolio. The specific percentage of all-stock portfolio risk reflected in Dow Jones Moderate Portfolio Index is 60%. Three major asset classes in subindexes of the Dow Jones Relative Risk Indexes are stocks, bonds and cash, and the weighting of each one should not go below 5%.

Because the Fund is a “fund of funds”, the cost of investing in the Fund will generally be higher than the cost of investing directly in the shares of the mutual funds in which it invests. By investing in the Fund, you will indirectly bear your share of any fees and expenses charged by the underlying funds, in addition to indirectly bearing the principal risks of those funds. These risks include, but are not limited to, risks involved with short selling and investments in ETFs, fixed income securities, technology, smaller capitalization companies and lower rated securities. Mutual fund investing involves risk. Principal loss is possible.

Must be preceded or accompanied by a prospectus.

The Appleton Group PLUS Fund is distributed by Quasar Distributors, LLC. (10/08)

THE APPLETON GROUP PLUS FUND

Expense Example

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (3/1/08–8/31/08)

Actual	Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. Individual Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of ETFs or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, advisory fees, 12b-1 fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical	Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

THE APPLETON GROUP PLUS FUND

Expense Example (continued)

(Unaudited)

	The Appleton Group PLUS Fund
	Beginning Account Value March 1, 2008	Ending Account Value August 31, 2008	Expenses Paid During Period March 1, 2008– August 31, 2008*
Actual	$1,000.00	$930.90	$9.73
Hypothetical (5% return before expenses)	1,000.00	1,015.12	10.16
*	Expenses are equal to the Fund’s annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

THE APPLETON GROUP PLUS FUND

Investment Highlights (Unaudited)

The investment objective of the Fund is to maximize total return (capital appreciation plus income). Under normal market conditions, the Advisor seeks to achieve the Fund’s investment objective by allocating the Fund’s assets primarily among shares of different exchange-traded funds (“ETFs”). ETFs are open-end investment companies that track a securities index or basket of securities. In selecting investments for the Fund, the Advisor uses a proprietary asset allocation model, which focuses on historical patterns of market indices which the ETFs track as well as the market as a whole.

	The Appleton Group PLUS Fund	S&P 500 Index	Dow Jones Moderate U.S. Portfolio Index
Six Months	(6.91)%	(2.57)%	0.76%

One Year	(8.95)%	(11.14)%	(3.53)%

Average Annual Since Inception (5/2/05)	0.45%	5.00%	5.82%

Performance data quoted represents past performance and does not guarantee future results. The Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current

Continued

THE APPLETON GROUP PLUS FUND

Investment Highlights (Continued)

performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-993-7767.

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown on the graph and table assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The chart illustrates performance of a hypothetical investment made in the Fund and index on inception date. The graph does not reflect any future performance.

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.

The Dow Jones U.S. Moderate Portfolio Index is part of the Dow Jones Relative Risk Index series, which measures the performance of conservative, moderate and aggressive portfolios based on incremental levels of potential risk to all-stock portfolio. The specific percentage of all-stock portfolio risk reflected in Dow Jones Moderate Portfolio Index is 60%. Three major asset classes in subindexes of the Dow Jones Relative Risk Indexes are stocks, bonds and cash, and the weighting of each one should not go below 5%.

Continued

THE APPLETON GROUP PLUS FUND

Investment Highlights (Continued)

One cannot invest directly in an index. Sector allocations are subject to change.

*	Inception Date

THE APPLETON GROUP PLUS FUND	Schedule of Investments

August 31, 2008 (Unaudited)

Ticker Symbol: AGPLX

	Shares	Market Value
Exchange Traded Funds 63.07%
iShares Russell 2000 Value Index Fund	42,443	$2,959,550
iShares Russell 2000 Growth Index Fund	36,916	2,945,528
DIAMONDS Trust, Series I	20,321	2,346,060
PowerShares QQQ Trust, Series 1	50,223	2,316,285
UltraShort Basic Materials ProShares	63,637	2,238,113
SPDR Trust Series 1	13,646	1,757,468
iShares Dow Jones Select Dividend Index Fund	25,823	1,374,817
UltraShort QQQ ProShares	29,111	1,231,686

Total Exchange Traded Funds (Cost $16,784,035)		17,169,507

Short-Term Investments 37.02%
Investment Company 2.73%
Fidelity Institutional Government Portfolio—Class I	742,516	742,516

Total Investment Company (Cost $742,516)		742,516

	Principal Amount
U.S. Government Agency Issue(a) 34.29%
Federal Home Loan Bank Discount Note, 0.000% Coupon, 1.844% Effective Yield, 09/02/2008(b)	$9,336,000	9,335,533

Total U.S. Government Agency Issue (Cost $9,335,533)		9,335,533

Total Short-Term Investments (Cost $10,078,049)		10,078,049

Total Investments 100.09% (Cost $26,862,084)		27,247,556

Liabilities, less Other Assets (0.09)%		(24,869)

Net Assets 100.00%		$27,222,687

(a)	The obligations of certain U.S. Government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(b)	Effective yield based on the purchased price. The Calculation assumes the security is held to maturity.

FAS 157—Summary of Fair Value Exposure at August 31, 2008

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.
Level 2—Other	significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3—Significant	unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The accompanying notes are an integral part of these financial statements

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2008, in valuing the Fund’s investments carried at fair value:

Description	Total	Level 1— Quoted Prices in Active Markets for Identical Assets	Level 2— Significant Other Observable Inputs	Level 3— Significant Unobservable Inputs
Assets:
Securities	$27,247,556	$17,912,023	$9,335,533	$0

Total	$27,247,556	$17,912,023	$9,335,533	$0

The accompanying notes are an integral part of these financial statements

THE APPLETON GROUP PLUS FUND	Schedule of Investments
(continued)

August 31, 2008 (Unaudited)

Ticker Symbol: AGPLX

THE APPLETON GROUP PLUS FUND

Statement of Assets and Liabilities

August 31, 2008 (Unaudited)
Assets
Investments, at value (cost $26,862,084)	$27,247,556
Dividends and interest receivable	6,394
Receivable for capital shares sold	42,745
Other assets	11,449

Total Assets	27,308,144

Liabilities
Payable to Advisor	24,860
Payable to affiliates	21,534
Accrued distribution fees	17,751
Accrued expenses and other liabilities	21,312

Total Liabilities	85,457

Net Assets	$27,222,687

Net Assets Consist Of:
Paid-in capital	$29,535,187
Undistributed net investment loss	(31,302)
Undistributed net realized loss	(2,666,670)
Net unrealized appreciation on investments	385,472

Net Assets	$27,222,687

Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	2,926,435

Net asset value, redemption price and offering price per share	$9.30

The accompanying notes are an integral part of these financial statements

THE APPLETON GROUP PLUS FUND

Statement of Operations

Six Months Ended August 31, 2008 (Unaudited)
Investment Income
Interest income	$93,113
Dividend income	131,570

Total Investment Income	224,683

Expenses
Advisory fees	138,793
Distribution fees	34,699
Administration fees	17,584
Fund accounting fees	14,009
Transfer agent fees and expenses	13,569
Audit and tax fees	10,202
Federal and state registration fees	9,446
Legal fees	8,635
Custody fees	5,895
Reports to shareholders	5,599
Trustees’ fees and related expenses	894
Other expenses	4,749

Total Expenses	264,074
Add Expense recovery by Advisor (Note 3)	13,513

Net Expenses	277,587

Net Investment Loss	(52,904)

Realized and Unrealized Gain/(Loss) on Investments
Net realized loss from security transactions	(1,910,384)
Change in net unrealized appreciation/depreciation on investments	31,861

Net Realized and Unrealized Loss on Investments	(1,878,523)

Net Decrease in Net Assets From Operations	$(1,931,427)

The accompanying notes are an integral part of these financial statements

THE APPLETON GROUP PLUS FUND

Statements of Changes in Net Assets

	Six Months Ended August 31, 2008 (Unaudited)	Year Ended February 29, 2008
From Operations
Net investment income (loss)	$(52,904)	$179,277
Net realized gain (loss) from security transactions	(1,910,384)	224,920
Change in net unrealized appreciation/depreciation on investments	31,861	(1,241,787)

Net decrease in net assets from operations	(1,931,427)	(837,590)

From Distributions
Net investment income	—	(157,663)
Net realized gains	—	(1,073,451)

Net decrease in net assets resulting from distributions paid	—	(1,231,114)

From Capital Share Transactions
Proceeds from shares sold	3,432,898	14,556,278
Net asset value of shares issued in reinvestment of distributions to shareholders	—	1,231,114
Payments for shares redeemed(1)	(607,576)	(10,362,158)

Net increase in net assets from capital share transactions	2,825,322	5,425,234

Total increase in net assets	893,895	3,356,530

Net Assets:
Beginning of year	26,328,792	22,972,262

End of period	$27,222,687	$26,328,792

Undistributed Net Investment Income (Loss)	$(31,303)	$21,602

(1)	Net of redemption fees of $230 for the year ended February 29, 2008.

The accompanying notes are an integral part of these financial statements

THE APPLETON GROUP PLUS FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended August 31, 2008 (Unaudited)		Year Ended February 29, 2008	Year Ended February 28, 2007	Period Ended February 28, 2006(1)
Net Asset Value, Beginning of Period	$9.99		$11.21	$10.47	$10.00

Income from investment operations:
Net investment income (loss)(2)	(0.02)		0.12	0.03	0.01
Net realized and unrealized gain/(loss) on investments	(0.67)		(0.50)	0.74	0.49

Total from investment operations	(0.69)		(0.38)	0.77	0.50

Less distributions paid:
From net investment income	—		(0.11)	(0.03)	(0.01)
From net realized gains	—		(0.73)	—	—
From tax return of capital	—		—	—	(0.02)

Total distributions paid	—		(0.84)	(0.03)	(0.03)

Paid-in capital from redemption fees (Note 2)	—		— (3)	— (3)	—	(3)

Net Asset Value, End of Period	$9.30		$9.99	$11.21	$10.47

Total Return	(6.91	)%(4)	(3.24)%	7.39%	4.98	%(4)

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$27,223		$26,329	$22,972	$15,164
Ratio of expenses to average net assets(5)(7)	2.00	%(6)	2.00%	2.00%	2.00	%(6)
Ratio of net investment income to average net assets(5)(7)	(0.38	)%(6)	0.74%	0.29%	0.19	%(6)
Portfolio turnover rate	241.43	%(4)	613.55%	384.07%	167.15	%(4)

(1)	Fund commenced operations on May 2, 2005.
(2)	Net investment income (loss) per share is calculated using ending balances prior to consideration of adjustment for permanent book and tax differences.
(3)	Less than one cent per share.
(4)	Not annualized for periods less than a full year.
(5)

Net of waivers and reimbursement of expenses by Advisor. Without waivers and reimbursement of expenses, the ratio of expenses to average net assets would have been 1.90%, 1.96%, 2.14% and 3.70%, and the ratio of net investment income (loss) to average net assets would have been (0.28)%, 0.78%, 0.15% and (1.51)%, for the periods ended August 31, 2008, February 29, 2008, February 28, 2007 and February 28, 2006, respectively.

(6)	Annualized.
(7)	Does not include expenses of ETFs in which the Fund invests.

The accompanying notes are an integral part of these financial statements

THE APPLETON GROUP PLUS FUND

Notes to Financial Statements

August 31, 2008 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Appleton Group PLUS Fund (the “Fund”) represents a distinct diversified series with its own investment objectives and policies within the Trust. The investment objective of the Fund is to maximize total return (capital appreciation plus income). The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

The Fund’s securities, including American Depositary Receipts (“ADRs”), which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter (“OTC”) securities that are not traded in the NASDAQ National Market System shall be valued at the most recent trade price.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security

THE APPLETON GROUP PLUS FUND

Notes to Financial Statements, continued

August 31, 2008 (Unaudited)

when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value at the close of the business day. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair valuation pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through their application by the Trust’s Valuation Committee.

(b)	Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(c)	Distributions to Shareholders

The Fund will distribute net investment income and net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

Distributions paid during the years ended February 28, 2007 and February 29, 2008 were as follows:

	Ordinary Income	Long-term Capital Gains
February 28, 2007:	$67,779	$—
February 29, 2008:	$1,231,114	$—

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment.

THE APPLETON GROUP PLUS FUND

Notes to Financial Statements, continued

August 31, 2008 (Unaudited)

As of February 29, 2008, the components of accumulated earnings on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$30,217,497

Gross tax unrealized appreciation	823,074
Gross tax unrealized depreciation	(469,463)

Net tax unrealized appreciation	353,611

Undistributed ordinary income	21,602
Undistributed long-term capital gain	—

Total distributable earnings	21,602

Other accumulated losses	(756,286)

Total accumulated losses	$(381,073)

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments:

Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid In Capital
(1,164)	1,164	0

The permanent differences primarily relate to return of capital distributions received from iShares Trusts.

The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At February 29, 2008, the Fund had no capital loss carryforward.

At February 29, 2008, the Fund had post-October losses of $756,286.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

THE APPLETON GROUP PLUS FUND

Notes to Financial Statements, continued

August 31, 2008 (Unaudited)

(f)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are allocated between the funds of the Trust based upon the ratio of the net assets of each Fund to the combined net assets of the Trust, or other equitable means.

(g)	Other

Investment transactions are recorded on trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(h)	New Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 addresses the accounting for uncertainty in income taxes and establishes for all entities, such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Fund recognizes tax benefits only if it is more likely than not that a tax position (including the Fund’s assertion that its income is exempt from tax) will be sustained upon examination. The Fund adopted FIN 48 in 2008. The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of August 31, 2008. Also, the Fund had recognized no interest and penalties related to uncertain tax benefits in 2008. At August 31, 2008, the fiscal years 2006 through 2008 remain open to examination in the Fund’s major tax jurisdictions.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. As of August 31, 2008, the Fund adopted FAS 157. The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Based on this assessment, the adoption of FAS 157 did not have any material effect on the Funds’ net asset values.

(3)	Investment Advisor

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Advisor for its management services at the annual rate of 1.00% of the Fund’s average daily net assets.

THE APPLETON GROUP PLUS FUND

Notes to Financial Statements, continued

August 31, 2008 (Unaudited)

The Advisor has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses to the extent necessary to ensure that the Fund’s operating expenses do not exceed 2.00% (the “Expense Limitation Cap”) of the Fund’s average daily net assets. For the six months ended August 31, 2008, expenses of $13,513 previously waived by the Advisor were recouped by the Advisor. Any such waiver or reimbursement is subject to later adjustment to allow the Advisor to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Fund’s Expense Limitation Cap, provided, however, that the Advisor shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring in:

2009	$65,482
2010	$28,469

(4)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund. This same Trustee is an interested person of Quasar Distributors, LLC, the Fund’s distributor.

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Fund, which authorizes it to pay Quasar Distributors, LLC (the “Distributor”) a distribution fee of 0.25% of the Fund’s average daily net assets for services to prospective Fund shareholders and distribution of Fund shares. During the six months ended August 31, 2008, the Fund accrued expenses of $34,699, pursuant to the 12b-1 Plan.

(5)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

	Six Months Ended August 31, 2008	Year Ended February 29, 2008
Shares sold	353,493	1,433,878
Shares issued to holders in reinvestment of distributions	—	125,881
Shares redeemed	(62,186)	(973,652)

Net increase	291,307	586,107

(6)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended August 31, 2008, were $47,397,196 and $41,540,388, respectively. The Fund did not have any purchases or sales of long-term U.S. Government securities.

BASIS FOR TRUSTEES’ APPROVAL OF INVESTMENT ADVISORY AGREEMENT

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on July 21, 2008, to consider the renewal of the Investment Advisory Agreement (the “Agreement”) between The Appleton Group PLUS Fund (the “Fund”), a series of the Trust, and Appleton Group Wealth Management, LLC, the Fund’s investment advisor (the “Advisor”). In advance of the meeting, the Trustees requested and received materials to assist them in considering the approval of the Agreement. The materials provided contained information with respect to the factors enumerated below, including the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information relating to the Fund’s performance, as well as the advisory fees and other expenses of the Fund, due diligence materials relating to the Advisor (including a due diligence questionnaire completed on behalf of the Fund by the Advisor, Form ADV, financial statements, bibliographic information of key personnel, comparative fee information for the Fund and the Advisor’s other accounts, written compliance program and chief compliance officers and Code of Ethics) and other pertinent information. The Trustees also received information periodically throughout the year that was relevant to the Agreement renewal process, including performance, management fee and other expense information. Based on their evaluation of information provided by the Advisor, in conjunction with the Funds’ other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Agreement until August 31, 2009.

Discussion of Factors Considered

In considering the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.	Nature, Extent and Quality of Services Provided to the Fund.

The Trustees considered the nature, extent and quality of services provided by the Advisor to the Fund and the amount of time devoted to the Fund’s affairs by the Advisor’s staff. The Trustees considered the Advisor’s specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of the portfolio managers and other key personnel at the Advisor involved in the day-to-day activities of the Fund. The Trustees also discussed the Advisor’s marketing activity and commitment to Fund growth. The Trustees reviewed the structure of the Advisor’s compliance procedures and any material compliance issues during the prior year with respect to the Fund. The Trustees noted that during the course of the prior year they had met with the Advisor in person to discuss various performance, marketing and compliance issues. The Trustees also noted any services that extended beyond portfolio management, and they considered the trading capability of the Advisor, including its use of Charles Schwab Institutional as its primary broker. This relationship is reviewed annually by the Advisor. The Trustees discussed in detail the Advisor’s handling of compliance matters, including the reports of the Fund’s chief compliance officer to the Trustees on the effectiveness of the Advisor’s compliance program. The Trustees concluded that the Advisor had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services provided to the Fund, as well as the Advisor’s compliance policies and procedures, were satisfactory and reliable.

2.	Investment Performance of the Advisor and the Fund.

The Trustees discussed the Fund’s performance for the twelve month period ended April 30, 2008 and the overall performance by the Advisor since the inception of the Fund on May 2, 2005. In assessing the quality of the portfolio management delivered by the Advisor, the Trustees also compared the short-term and long-term performance of the Fund on both an absolute basis and in comparison to a benchmark index and a peer group of multi-cap core funds, as constructed by data provided by Lipper, Inc. The Trustees also reviewed information on the historical performance of other accounts managed by the Advisor using a similar investment discipline and asset allocation techniques. The Trustees noted that the Fund’s performance for the six months and one year ended April 30, 2008 was higher than the median for its peer group (its performance was highest for its peer group for the six months ended April 30, 2008). However, the Fund’s performance for the one month and three months ended April 30, 2008 was lower than the median for its peer group. After considering all of the information, the Trustees concluded that the performance obtained by the Advisor for the Fund was satisfactory under current market conditions. Although past performance is not a guarantee or indication of future results, the Trustees determined that the Fund and its shareholders were likely to benefit from the Advisor’s continued management.

3.	Costs of Services and Profits Realized by the Advisor.

The Trustees considered the cost of services and the structure of the Advisor’s fees, including a review of the expense analyses and other pertinent material with respect to the Fund. The Trustees reviewed extensively the related statistical information and other materials provided, including the comparative expenses, components and peer group selections. The Trustees considered the cost structure of the Fund relative to its peer group and the Advisor’s separately-managed accounts, as well as the expense waivers and reimbursements previously provided by the Advisor.

The Trustees also considered the overall profitability of the Advisor, reviewing the Advisor’s financial information and noted that the Advisor had subsidized the Fund’s operations following the Fund’s inception and had not fully recouped those subsidies. The Advisor had, however, recouped a small portion of its prior subsidies during the prior year. The Trustees also examined the level of profits that could be expected to accrue to the Advisor from the fees payable under the Agreement, as well as the Fund’s brokerage arrangements, noting that the Advisor makes no effort to seek soft dollar arrangements. These considerations were based on materials requested by the Trustees and the Fund’s administrator specifically for the July 21, 2008 meeting at which the Agreement was formally considered, as well as the presentations made by the Advisor over the course of the year.

The Trustees noted that the Fund’s contractual management fee of 1.00% was highest among its peer group. The Trustees also noted that the Fund’s total expenses, net of waivers/reimbursements, of 2.00% were above the peer group median and fell slightly below the peer group high of 2.001%. The Trustees concluded that the Fund’s expenses and the fees paid to the Advisor were fair and reasonable in light of the Fund’s profit in acting as investment advisor to the Fund and comparative performance. The Trustees noted that the Advisor had not yet achieved a profit in acting as investment advisor to the Fund and that the Advisor had maintained adequate profit levels to support the services to the Fund from the revenues of its overall investment advisory activities.

4.	Extent of Economies of Scale as the Fund Grows.

The Trustees compared the Fund’s expenses relative to its peer group and discussed realized and potential economies of scale. The Trustees then compared the fees paid by the Fund to the fees paid by other accounts managed by the Advisor that were similar to the Fund in terms of investment discipline and allocation techniques and noted that the Fund’s expenses appeared to be within a reasonable range of these other separately-managed accounts at certain asset levels. The Trustees also reviewed the structure of the Fund’s advisory fee and whether the Fund was large enough to generate economies of scale for shareholders or whether economies of scale would be expected to be realized as Fund assets grow (and if so, how those economies were being or would be shared with shareholders). The Trustees reviewed all expense waivers and reimbursements by the Advisor with respect to the Fund and the Advisor’s recoupment of a small portion of its prior expense waivers and reimbursements. With respect to the Advisor’s fee structure and any applicable expense waivers, the Trustees concluded that the realized and potential economies of scale with respect to the Fund were acceptable.

5.	Benefits Derived from the Relationship with the Fund.

The Trustees considered the direct and indirect benefits that could be realized by the Advisor from its association with the Fund, including the Advisor’s summary of “fall-out” benefits, which it continued to characterize as modest. The Trustees examined the brokerage and commissions of the Advisor with respect to the Fund, noting that the Advisor receives no soft dollar benefits from its relationship with the Fund. The Trustees concluded that the benefits the Advisor may receive, such as greater name recognition, growth in separate account management services or greater exposure to press coverage, appear to be reasonable and, in many cases, may benefit the Fund through growth in assets.

Conclusions

The Trustees considered all of the foregoing factors. In considering the Agreement, the Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances. Based on this review, the Trustees, including a majority of the Independent Trustees, approved the renewal of the Agreement with the Fund as being in the best interests of the Fund and its shareholders.

THE APPLETON GROUP PLUS FUND

Additional Information (Unaudited)

Tax Information

The Fund designates 25% of its ordinary income distribution for the year ended February 29, 2008, as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the year ended February 29, 2008, 25% of the dividends paid from net ordinary income qualify for the dividends received deduction available to corporate shareholders.

Indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The Business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trust’s Trustees and is available, without charge, upon request by calling 1-866-993-7767.

Independent Trustees

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships Held by Trustee
Dr. Michael D. Akers 615 E. Michigan St. Milwaukee, WI 53202 Age: 53	Trustee	Indefinite Term; Since August 22, 2001	Professor of Accounting, Marquette University (2004–present); Associate Professor of Accounting, Marquette University (1996–2004).	20	Independent Trustee, USA MUTUALS (an open-end Investment company with two portfolios).

Gary A. Drska 615 E. Michigan St. Milwaukee, WI 53202 Age: 51	Trustee	Indefinite Term; Since August 22, 2001	Captain, Midwest Airlines, Inc. (airline company) (2000–present); Director, Flight Standards & Training (1990–1999).	20	Independent Trustee, USA MUTUALS (an open-end Investment company with two portfolios).

THE APPLETON GROUP PLUS FUND

Additional Information (Unaudited), continued

Interested Trustee and Officers

Name, Address and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Trust Overseen by Trustee	Other Directorships Held by Trustee
Joseph C. Neuberger* 615 E. Michigan St. Milwaukee, WI 53202 Age: 46	Chairperson, President, Principal Accounting Officer and Trustee	Indefinite Term; Since August 22, 2001	Executive Vice President, U.S. Bancorp Fund Services, LLC (1994–present).	20	Director/Trustee, Buffalo Funds (an open-end investment company with nine portfolios); Trustee, USA MUTUALS (an open-end Investment company with two portfolios).

Michael McVoy 615 E. Michigan St. Milwaukee, WI 53202 Age: 51	Chief Compliance Officer	Indefinite Term; Since August 1, 2006	Counsel, U.S. Bancorp Fund Services, LLC (2002–present).	N/A	N/A

Rachel A. Spearo 615 E. Michigan St. Milwaukee, WI 53202 Age: 29	Secretary	Indefinite Term; Since November 15, 2005	Legal Compliance Administrator, U.S. Bancorp Fund Services, LLC (2004–present).	N/A	N/A

John Buckel 615 E. Michigan St. Milwaukee, WI 53202 Age: 51	Vice President/ Treasurer	Indefinite Term; Since January 11, 2008	Fund Administration & Compliance, U.S. Bancorp Fund Services, LLC (2004–present); UMB Investment Services Group (2000–2004).	N/A	N/A

*	Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC the Fund’s distributor.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in the annual report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any advisor or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the advisor’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the advisor or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION

The Appleton Group PLUS Fund has adopted proxy voting policies and procedures that delegate to The Appleton Group, LLC, the Fund’s investment advisor (the “Advisor”), the authority to vote proxies. A description of The Appleton Group PLUS Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-866-993-7767. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record is available without charge, either upon request by calling the Fund toll free at
1-866-993-7767 or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the schedule of Portfolio Holdings with the SEC on Form N-CSR (second and fourth quarters) and on
Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

THE APPLETON GROUP PLUS FUND

Investment Advisor	Appleton Group Wealth Management, LLC 100 West Lawrence Street Appleton, Wisconsin 54911

Legal Counsel	Godfrey & Kahn, S.C. 780 North Water Street Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm	Deloitte & Touche LLP 555 East Wells Street Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and Fund Administrator	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A. Custody Operations 1555 N. River Center Drive Suite 302 Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed May 9, 2006.

(b)	(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(c)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Professional Managers

By (Signature and Title)	/s/ Joseph Neuberger
Joseph Neuberger, President

Date 11/5/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ JosephNeuberger
Joseph Neuberger, President
Date 11/5/08

By (Signature and Title)	/s/ John Buckel
John Buckel, Treasurer

Date 11/5/08